Consolidated Statements of Operations (FY) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating expense
Research and development	$ 3,463	$ 5,880
General and administrative	7,210	7,778
Loss on disposal of assets	2	14
Total operating expense	10,675	13,672
Loss before other income (expense)	(10,675)	(13,672)
Other income (expense)
Interest expense, net	(83)	(983)
Change in fair value of warrant liabilities	(646)	7,479
Loss on extinguishment of debt	(422)	0
Other financing expenses	0	(461)
Other income (expense), net	77	(22)
Total other income (expense)	(1,074)	6,013
Loss from continuing operations	(11,749)	(7,659)
Income (loss) from discontinued operations	12,070	226
Net income (loss)	$ 321	$ (7,433)
Basic and diluted earnings (loss) per share
Continuing operations (USD per share)	$ (0.99)	$ (1.18)
Discontinued operations (USD per share)	1.01	0.03
Total earnings (loss) per share (in usd per share)	$ 0.02	$ (1.15)
Weighted average common shares outstanding used for basic and diluted earnings (loss) per share (in shares)	11,892	6,517